SCHEDULE OF MATURITY OF LEASE LIABILITIES (Details)	Dec. 31, 2024 USD ($)
Right-of-use Assets And Operating Lease Liabilities
2025	$ 508,089
2026	124,823
2027	3,893
2028	3,893
2029	3,569
Total operating lease payments	644,267
Less: imputed interest	(17,927)
Present value of operating lease liabilities	$ 626,340